Fair value of financial instruments - Disclosure of comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Debt securities at amortised cost	£ 39,046	£ 27,303
Loans and advances at amortised cost	146,201	155,204
Reverse repurchase agreements and other similar secured lending	1,103	725
Assets included in disposal group classified as held for sale	3,916	0
Categories of financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing	(28,554)	(11,965)
Debt securities in issue	(45,653)	(60,012)
Subordinated liabilities	(35,903)	(38,253)	£ (32,185)
Liabilities included in disposal groups classified as held for sale	(3,164)	0
Not held at fair value
Categories of financial assets [abstract]
Debt securities at amortised cost	37,807	26,702
Loans and advances at amortised cost	147,323	155,025
Reverse repurchase agreements and other similar secured lending	1,103	725
Assets included in disposal group classified as held for sale	3,855	0
Categories of financial liabilities [abstract]
Deposits at amortised cost	(301,851)	(291,552)
Repurchase agreements and other similar secured borrowing	(28,554)	(11,966)
Debt securities in issue	(45,557)	(59,895)
Subordinated liabilities	(37,295)	(38,686)
Liabilities included in disposal groups classified as held for sale	(3,078)	0
Not held at fair value | Level 1
Categories of financial assets [abstract]
Debt securities at amortised cost	13,976	9,143
Loans and advances at amortised cost	5,766	5,067
Reverse repurchase agreements and other similar secured lending	0	0
Assets included in disposal group classified as held for sale	0	0
Categories of financial liabilities [abstract]
Deposits at amortised cost	(166,087)	(176,959)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Liabilities included in disposal groups classified as held for sale	0	0
Not held at fair value | Level 2
Categories of financial assets [abstract]
Debt securities at amortised cost	21,384	16,284
Loans and advances at amortised cost	73,231	70,275
Reverse repurchase agreements and other similar secured lending	1,103	725
Assets included in disposal group classified as held for sale	3,855	0
Categories of financial liabilities [abstract]
Deposits at amortised cost	(135,461)	(114,267)
Repurchase agreements and other similar secured borrowing	(28,554)	(11,966)
Debt securities in issue	(44,595)	(57,954)
Subordinated liabilities	(37,100)	(38,465)
Liabilities included in disposal groups classified as held for sale	(3,078)	0
Not held at fair value | Level 3
Categories of financial assets [abstract]
Debt securities at amortised cost	2,447	1,275
Loans and advances at amortised cost	68,326	79,683
Reverse repurchase agreements and other similar secured lending	0	0
Assets included in disposal group classified as held for sale	0	0
Categories of financial liabilities [abstract]
Deposits at amortised cost	(303)	(326)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(962)	(1,941)
Subordinated liabilities	(195)	(220)
Liabilities included in disposal groups classified as held for sale	0	0
Carrying amount
Categories of financial assets [abstract]
Debt securities at amortised cost	39,046	27,303
Loans and advances at amortised cost	146,201	155,204
Reverse repurchase agreements and other similar secured lending	1,103	725
Assets included in disposal group classified as held for sale	3,855	0
Categories of financial liabilities [abstract]
Deposits at amortised cost	(301,798)	(291,579)
Repurchase agreements and other similar secured borrowing	(28,554)	(11,965)
Debt securities in issue	(45,653)	(60,012)
Subordinated liabilities	(35,903)	(38,253)
Liabilities included in disposal groups classified as held for sale	£ (3,078)	£ 0